Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 94.3%
FAR EAST — 61.1%
China — 28.1%
AIA Group, Ltd.	2,724,295	$25,738,934
Aier Eye Hospital Group Co., Ltd. — A	2,577,255	12,806,124
Alibaba Group Holding, Ltd. — SP ADR**	373,632	62,482,479
China International Capital Corp., Ltd. — H1	4,093,214	7,938,152
China Mengniu Dairy Co., Ltd.	3,399,565	12,730,423
China Resources Cement Holdings, Ltd.	8,454,865	8,478,921
Country Garden Services Holdings Co., Ltd.	3,759,827	10,841,457
CSPC Pharmaceutical Group, Ltd.	5,328,438	10,700,794
Foshan Haitian Flavouring & Food Co., Ltd. — A	730,954	11,254,504
HUYA, Inc. — ADR**	183,921	4,347,892
Industrial & Commercial Bank of China, Ltd. — H	24,150,323	16,176,837
Li Ning Co., Ltd.	3,761,007	10,796,874
LONGi Green Energy Technology Co., Ltd. — A	2,740,081	10,068,408
Meituan Dianping — B**	1,731,081	17,691,362
New Oriental Education & Technology Group, Inc. — SP ADR**	110,527	12,241,971
Ping An Insurance Group Co. of China, Ltd. — H	3,154,879	36,247,477
Sany Heavy Industry Co., Ltd. — A	6,226,779	12,456,349
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. — A	409,676	10,586,243
Shenzhou International Group Holdings, Ltd.	1,783,777	23,305,149
Techtronic Industries Co., Ltd.	2,526,933	17,587,327
Tencent Holdings, Ltd.	1,341,823	56,530,609
Wuliangye Yibin Co., Ltd. — A	2,078,573	37,795,413
Wuxi Biologics Cayman, Inc.1**	1,430,788	14,604,162
Yum China Holdings, Inc.	128,153	5,821,991
ZTO Express Cayman, Inc. — ADR	549,093	11,712,154

		460,942,006

India — 10.3%
Apollo Hospitals Enterprise, Ltd.	437,944	8,623,694
Asian Paints, Ltd.	385,246	9,579,127
HDFC Bank, Ltd. — ADR	505,416	28,833,983
Housing Development Finance Corp., Ltd.	514,348	14,348,934
ICICI Bank, Ltd. — SP ADR	2,919,466	35,559,096
ICICI Lombard General Insurance Co., Ltd.[1]	641,975	10,959,597

	Number of Shares	Value (Note A)
Infosys, Ltd. — SP ADR	705,778	$8,024,696
Kotak Mahindra Bank, Ltd.	948,557	22,010,455
Nestle India, Ltd.	49,122	9,627,472
Reliance Industries, Ltd.	714,115	13,424,521
Tata Consultancy Services, Ltd.	275,237	8,153,165

		169,144,740

Taiwan — 7.5%
Airtac International Group	583,038	6,943,949
Delta Electronics, Inc.	2,892,176	12,351,958
Giant Manufacturing Co., Ltd.	1,771,918	12,050,950
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,549,605	72,025,640
Win Semiconductors Corp.	2,287,115	20,530,920

		123,903,417

South Korea — 6.4%
LG Household & Health Care, Ltd.	12,854	14,045,210
Macquarie Korea Infrastructure Fund	1,268,647	12,462,151
Mando Corp.	209,552	6,341,832
POSCO	31,582	5,993,491
Samsung Electronics Co., Ltd.	1,633,479	66,983,359

		105,826,043

Indonesia — 2.8%
PT Bank Central Asia Tbk	14,495,428	30,992,338
PT Telekomunikasi Indonesia Persero Tbk	48,053,480	14,590,384

		45,582,722

Thailand — 2.6%
CP ALL PCL — NVDR	7,225,108	19,193,723
Thai Beverage PCL	15,451,671	9,893,810
WHA Corp PCL — NVDR	85,810,737	13,354,883

		42,442,416

Philippines — 1.1%
BDO Unibank, Inc.	6,730,957	18,570,844
Japan — 0.8%
Keyence Corp.	20,272	12,542,861
Malaysia — 0.8%
Dialog Group BHD	15,434,040	12,533,016
Singapore — 0.7%
Sea, Ltd. — ADR**	382,679	11,843,915

Total FAR EAST		1,003,331,980

EUROPE — 13.0%
Russia — 5.1%
Aeroflot PJSC	1,706,153	2,713,226
Gazprom PJSC — SP ADR	1,542,090	10,646,589
Lukoil PJSC — SP ADR	320,557	26,522,886
Novatek PJSC — SP GDR	96,659	19,602,445
Sberbank of Russia PJSC — SP ADR	1,180,766	16,737,358
Yandex NV — A**	220,381	7,715,539

		83,938,043

Hungary — 1.5%
OTP Bank PLC	592,960	24,687,188

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
Poland — 1.2%
CD Projekt SA	181,148	$10,995,093
Powszechna Kasa Oszczednosci Bank Polski SA	840,024	8,236,638

		19,231,731

United Kingdom — 0.9%
Diageo PLC	365,314	14,970,818
Netherlands — 0.9%
ASML Holding NV	35,211	8,721,484
VEON, Ltd.	2,428,893	5,829,343

		14,550,827

Turkey — 0.8%
Akbank T.A.S**	6,219,838	8,943,702
Pegasus Hava Tasimaciligi AS**	335,929	3,610,924

		12,554,626

Switzerland — 0.7%
Roche Holding AG	42,242	12,293,161
Greece — 0.7%
Hellenic Telecommunications Organization SA	827,323	11,398,043
Norway — 0.7%
Yara International ASA	258,505	11,132,794
France — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	20,529	8,159,286

Total EUROPE		212,916,517

SOUTH AMERICA — 10.6%
Brazil — 7.8%
Afya, Ltd. — A**	205,666	5,273,276
B3 SA - Brasil Bolsa Balcao	700,233	7,384,977
BRF SA**	1,483,590	13,661,332
Itau Unibanco Holding SA — SP PREF ADR	1,958,539	16,471,313
Lojas Renner SA	1,481,495	17,960,000
Notre Dame Intermedica Participacoes SA	1,481,529	19,433,045
Pagseguro Digital, Ltd. — A**	160,477	7,431,690
Petroleo Brasileiro SA — SP ADR	844,592	12,221,246
Raia Drogasil SA	761,863	17,577,152
Rumo SA**	1,436,959	8,493,896
Transmissora Alianca de Energia Eletrica SA	387,649	2,677,656

		128,585,583

Argentina — 1.0%
Globant SA**	94,730	8,675,373
MercadoLibre, Inc.**	15,368	8,471,303

		17,146,676

Peru — 0.8%
Credicorp, Ltd.	61,131	12,742,146
Chile — 0.5%
Banco Santander Chile — ADR	288,876	8,088,528
Colombia — 0.5%
Bancolombia SA — SP ADR	152,155	7,524,065

	Number of Shares	Value (Note A)

Total SOUTH AMERICA		$174,086,998

AFRICA — 4.2%
South Africa — 3.2%
Capitec Bank Holdings, Ltd.	174,682	14,849,296
Clicks Group, Ltd.	932,880	13,242,646
MTN Group, Ltd.	1,015,906	6,459,673
Naspers, Ltd. — N	122,610	18,580,131

		53,131,746

Egypt — 1.0%
Commercial International Bank Egypt SAE	3,338,100	15,903,135

Total AFRICA		69,034,881

NORTH AMERICA — 3.4%
Mexico — 1.6%
Wal-Mart de Mexico SAB de CV	8,676,917	25,717,689
United States — 1.4%
Liberty Media Corp-Liberty Formula One — C**	352,702	14,668,876
Micron Technology, Inc.**	185,921	7,966,715

		22,635,591

Canada — 0.4%
Wheaton Precious Metals Corp.	290,333	7,618,338

Total NORTH AMERICA		55,971,618

MIDDLE EAST — 1.3%
United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	3,481,802	7,450,543
Network International Holdings PLC1**	1,184,503	7,791,729

		15,242,272

Israel — 0.4%
Nice, Ltd. — SP ADR**	44,154	6,349,345

Total MIDDLE EAST		21,591,617

CENTRAL AMERICA — 0.7%
Panama — 0.7%
Copa Holdings SA — A	122,376	12,084,630

Total CENTRAL AMERICA		12,084,630

Total EQUITY SECURITIES (Cost $1,262,156,963)		1,549,018,241

TOTAL INVESTMENTS (COST $1,262,156,963)	94.3%	$1,549,018,241
Other Assets In Excess Of Liabilities	5.7%	93,362,066

Net Assets	100.0%	$1,642,380,307

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At September 30, 2019, these securities amounted to $41,293,640 or 2.5% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

SP PREF ADR — Sponsored Preferred American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 93.4%
FAR EAST — 61.2%
China — 15.0%
A-Living Services Co., Ltd. — H1	269,750	$622,259
Baozun, Inc. — SP ADR**	6,509	277,934
China Conch Venture Holdings, Ltd.	85,500	316,356
China Resources Cement Holdings, Ltd.	324,914	325,838
China Tian Lun Gas Holdings, Ltd.	281,824	268,602
Fu Shou Yuan International Group, Ltd.	589,000	520,787
GDS Holdings, Ltd. — ADR**	26,665	1,068,733
Hangzhou Tigermed Consulting Co., Ltd. — A	79,548	691,465
Jiangsu Hengli Hydraulic Co., Ltd. — A	109,620	591,221
Li Ning Co., Ltd.	238,310	684,126
Ping An Healthcare and Technology Co., Ltd.1**	89,700	524,739
Toly Bread Co., Ltd. — A	62,980	428,783
Yantai Jereh Oilfield Services Group Co., Ltd. — A	109,000	412,430
Yihai International Holding, Ltd.	47,157	280,378
Zhejiang Dingli Machinery Co., Ltd. — A	96,098	810,420
Zoomlion Heavy Industry Science and Technology Co., Ltd. — H	903,400	612,049

		8,436,120

India — 13.6%
Aarti Industries, Ltd.	25,394	286,910
Aarti Surfactants, Ltd.2**	2,704	0
Aavas Financiers, Ltd.**	26,052	586,741
Berger Paints India, Ltd.	54,981	337,324
Cholamandalam Investment and Finance Co., Ltd.	173,509	753,591
Colgate-Palmolive India, Ltd.	42,403	899,860
Godrej Properties, Ltd.**	22,614	331,446
ICICI Lombard General Insurance Co., Ltd.[1]	51,336	876,392
Indraprastha Gas, Ltd.	141,154	696,520
Ipca Laboratories, Ltd.	42,585	542,612
PI Industries, Ltd.	31,299	577,255
Trent, Ltd.	91,675	625,967
Voltas, Ltd.	120,784	1,158,179

		7,672,797

Taiwan — 12.1%
Accton Technology Corp.	79,000	416,332
Chailease Holding Co., Ltd.	71,070	286,346
Eclat Textile Co., Ltd.	32,000	429,080
Feng TAY Enterprise Co., Ltd.	60,000	430,305
Nanya Technology Corp.	265,000	687,602
Parade Technologies, Ltd.	64,584	1,124,123

	Number of Shares	Value (Note A)
Realtek Semiconductor Corp.	38,000	$281,713
Rexon Industrial Corp., Ltd.	189,000	542,184
Sunny Friend Environmental Technology Co., Ltd.	44,000	385,051
Vanguard International Semiconductor Corp.	333,000	672,987
Voltronic Power Technology Corp.	21,000	433,206
Win Semiconductors Corp.	78,000	700,189
Wiwynn Corp.	31,000	441,151

		6,830,269

Vietnam — 6.0%
Bank for Foreign Trade of Vietnam JSC	248,530	879,458
FPT Corp.	416,308	1,164,760
Military Commercial Joint Stock Bank	683,954	772,953
Nam Long Investment Corp.	453,537	543,439

		3,360,610

Malaysia — 3.6%
Carlsberg Brewery Malaysia BHD	95,000	595,820
Dialog Group BHD	1,061,799	862,220
Heineken Malaysia BHD	95,300	546,262

		2,004,302

Thailand — 3.1%
Amata Corp PCL — NVDR	1,065,600	871,015
WHA Corp PCL — NVDR	5,623,900	875,258

		1,746,273

Indonesia — 2.9%
PT Ace Hardware Indonesia Tbk	2,275,000	283,674
PT Bank Tabungan Pensiunan Nasional Syariah Tbk**	2,421,300	562,895
PT Pakuwon Jati Tbk	6,102,900	285,906
PT Summarecon Agung Tbk	6,345,300	516,296

		1,648,771

Cambodia — 1.8%
NagaCorp, Ltd.	654,403	1,023,640
South Korea — 1.8%
Douzone Bizon Co., Ltd.	5,513	301,426
Fila Korea, Ltd.	14,710	712,042

		1,013,468

Singapore — 1.3%
Sea, Ltd. — ADR**	22,644	700,832

Total FAR EAST		34,437,082

SOUTH AMERICA — 11.8%
Brazil — 10.8%
Afya, Ltd. — A**	32,168	824,788
Arco Platform, Ltd. — A**	13,438	681,172
Azul SA — ADR**	16,798	601,704
Banco Inter SA	77,100	1,053,249
Construtora Tenda SA	47,185	282,432
Energisa SA	23,600	282,749
Grupo SBF SA**	114,000	623,646
Lojas Renner SA	23,970	290,586

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
Notre Dame Intermedica Participacoes SA	21,015	$275,651
Raia Drogasil SA	25,400	586,010
Randon SA Implementos e Participacoes — Pref.	121,800	282,005
Rumo SA**	49,400	292,004

		6,075,996

Argentina — 1.0%
Globant SA**	6,149	563,125

Total SOUTH AMERICA		6,639,121

EUROPE — 9.0%
Russia — 2.6%
Aeroflot PJSC	337,411	536,571
Globaltrans Investment PLC — SP GDR	45,194	388,668
TCS Group Holding PLC — GDR	30,788	538,790

		1,464,029

Poland — 2.3%
CD Projekt SA	10,981	666,511
Dino Polska SA1**	16,081	629,590

		1,296,101

Greece — 1.8%
Hellenic Petroleum SA	29,316	267,128
JUMBO SA	40,329	765,287

		1,032,415

Czech Republic — 1.0%
Moneta Money Bank AS1	182,433	562,407
Turkey — 0.8%
Pegasus Hava Tasimaciligi AS**	41,911	450,504
Austria — 0.5%
Addiko Bank AG**	14,866	277,076

Total EUROPE		5,082,532

MIDDLE EAST — 5.2%
Saudi Arabia — 2.3%
Leejam Sports Co. JSC	38,657	840,907
United International Transportation Co.	47,138	442,327

		1,283,234

United Arab Emirates — 1.9%
Network International Holdings PLC1**	159,580	1,049,726
Jordan — 1.0%
Hikma Pharmaceuticals PLC	21,768	588,823

Total MIDDLE EAST		2,921,783

NORTH AMERICA — 3.1%
Canada — 1.9%
B2Gold Corp.**	333,970	1,086,471
Mexico — 1.2%
Bolsa Mexicana de Valores SAB de CV	216,900	409,422

	Number of Shares	Value (Note A)
Qualitas Controladora SAB de CV	78,600	$280,481

		689,903

Total NORTH AMERICA		1,776,374

AFRICA — 2.1%
Egypt — 1.3%
Commercial International Bank Egypt SAE — GDR	156,744	721,806
South Africa — 0.8%
Clicks Group, Ltd.	31,432	446,191

Total AFRICA		1,167,997

CENTRAL AMERICA — 1.0%
Panama — 1.0%
Copa Holdings SA — A	5,893	581,934

Total CENTRAL AMERICA		581,934

Total EQUITY SECURITIES (Cost $47,235,872)		52,606,823

TOTAL INVESTMENTS (COST $47,235,872)	93.4%	$52,606,823
Other Assets In Excess Of Liabilities	6.6%	3,689,780

Net Assets	100.0%	$56,296,603

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At September 30, 2019, these securities amounted to $4,265,113 or 7.6% of net assets. These 144A securities have not been deemed illiquid, unless otherwise noted.

[2]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC, the Fund’s investment adviser.

**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 95.1%
EUROPE — 51.8%
United Kingdom — 12.9%
Ashmore Group PLC	328,969	$2,046,677
Aveva Group PLC	55,304	2,515,951
Balfour Beatty PLC	828,562	2,261,632
Clinigen Group PLC	213,199	2,264,867
Croda International PLC	21,715	1,297,597
Endava PLC — SP ADR**	46,815	1,771,948
Greggs PLC	115,797	2,975,689
Intermediate Capital Group PLC	114,763	2,053,094
Rentokil Initial PLC	280,716	1,614,623
Serco Group PLC**	1,640,536	3,009,529
Spirax-Sarco Engineering PLC	23,961	2,311,223
Stock Spirits Group PLC	461,810	1,323,010
Subsea 7 SA	171,442	1,771,020
The Weir Group PLC	162,079	2,840,782
Vesuvius PLC	280,772	1,572,138

		31,629,780

Italy — 5.9%
Amplifon SpA	101,278	2,483,738
Autogrill SpA	193,019	1,869,242
Davide Campari-Milano SpA	116,437	1,052,092
DiaSorin SpA	18,907	2,198,848
Leonardo SpA	367,380	4,320,610
Piaggio & C SpA	900,258	2,663,085

		14,587,615

Germany — 5.5%
Puma SE	48,409	3,746,214
Rheinmetall AG	24,620	3,114,163
Scout24 AG1	74,906	4,269,986
TAG Immobilien AG	107,288	2,448,702

		13,579,065

Netherlands — 5.2%
Argenx SE**	21,145	2,399,201
ASM International NV	31,308	2,882,819
BE Semiconductor Industries NV	46,360	1,451,734
Constellium SE**	284,637	3,617,736
OCI NV**	104,578	2,468,919

		12,820,409

France — 4.7%
Edenred	53,482	2,566,637
JCDecaux SA	45,373	1,228,449
Teleperformance	13,240	2,870,324
Ubisoft Entertainment SA**	37,916	2,741,613
Virbac SA**	9,052	2,071,915

		11,478,938

Denmark — 3.3%
Ascendis Pharma AS — ADR**	10,123	975,047
GN Store Nord AS	28,986	1,176,798
Netcompany Group AS1**	68,043	2,713,793
Royal Unibrew AS	37,761	3,113,514

		7,979,152

	Number of Shares	Value (Note A)
Spain — 3.2%
Cellnex Telecom SA1	127,979	$5,286,717
Masmovil Ibercom SA**	124,653	2,532,543

		7,819,260

Switzerland — 2.4%
Galenica AG1	49,699	2,853,317
Tecan Group AG	13,127	3,135,591

		5,988,908

Finland — 1.8%
Huhtamaki OYJ	80,882	3,224,807
Tokmanni Group Corp.	111,410	1,238,604

		4,463,411

Sweden — 1.8%
Elekta AB — B	181,784	2,395,090
Tele2 AB — B	129,951	1,933,942

		4,329,032

Russia — 1.4%
Globaltrans Investment PLC — SP GDR	126,368	1,086,765
X5 Retail Group NV — GDR	67,799	2,371,609

		3,458,374

Luxembourg — 1.3%
B&M European Value Retail SA	374,706	1,747,961
Befesa SA1	41,287	1,476,030

		3,223,991

Belgium — 1.0%
Barco NV	12,726	2,513,380
Poland — 0.9%
Dino Polska SA1**	53,142	2,080,570
Turkey — 0.5%
Migros Ticaret AS**	345,216	1,269,114

Total EUROPE		127,220,999

FAR EAST — 26.5%
Japan — 18.5%
CKD Corp.	134,744	1,600,104
Harmonic Drive Systems, Inc.	40,410	1,756,550
Hitachi High-Technologies Corp.	48,909	2,822,586
Kobe Bussan Co., Ltd.	39,746	1,926,188
Lasertec Corp.	21,453	1,341,247
M&A Capital Partners Co., Ltd.**	37,482	2,246,320
Minebea Mitsumi, Inc.	115,054	1,820,646
NET One Systems Co., Ltd.	126,352	3,404,054
Nichias Corp.	65,530	1,158,783
Nihon Unisys, Ltd.	64,218	2,066,854
PALTAC Corp.	20,346	993,543
SCSK Corp.	48,585	2,278,159
SG Holdings Co., Ltd.	56,623	1,385,136
Shimadzu Corp.	104,023	2,624,506
Square Enix Holdings Co., Ltd.	75,102	3,646,571
Sugi Holdings Co., Ltd.	47,031	2,544,567
TechnoPro Holdings, Inc.	32,850	1,944,416
THK Co., Ltd.	59,777	1,566,227
Tokyo Tatemono Co., Ltd.	255,641	3,589,022

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
United Arrows, Ltd.	65,448	$1,912,746
Yokogawa Electric Corp.	157,367	2,877,360

		45,505,585

Taiwan — 2.8%
Eclat Textile Co., Ltd.	87,445	1,172,529
Giant Manufacturing Co., Ltd.	435,004	2,958,496
Hiwin Technologies Corp.	148,132	1,291,550
Win Semiconductors Corp.	150,000	1,346,516

		6,769,091

China — 2.4%
Beijing Chunlizhengda Medical Instruments Co., Ltd. — H	276,387	1,368,235
CIMC Enric Holdings, Ltd.	2,211,632	1,272,626
Li Ning Co., Ltd.	1,172,290	3,365,340

		6,006,201

Australia — 1.6%
Megaport, Ltd.**	348,868	2,140,410
NEXTDC, Ltd.**	458,757	1,907,372

		4,047,782

South Korea — 1.2%
Douzone Bizon Co., Ltd.	28,518	1,559,234
Koh Young Technology, Inc.	17,004	1,263,768

		2,823,002

Total FAR EAST		65,151,661

NORTH AMERICA — 10.1%
Canada — 9.6%
Aritzia, Inc.**	119,227	1,510,980
Boardwalk REIT	72,389	2,426,535
CAE, Inc.	117,343	2,981,293
CCL Industries, Inc. — B	30,227	1,219,256
Empire Co., Ltd. — A	70,112	1,898,266
Entertainment One, Ltd.	252,162	1,754,850
Kinaxis, Inc.**	61,211	3,983,555
Morneau Shepell, Inc.	132,588	3,298,562
Parkland Fuel Corp.	141,264	4,530,556

		23,603,853

Mexico — 0.5%
Grupo Cementos de Chihuahua SAB de CV	206,486	1,108,081

Total NORTH AMERICA		24,711,934

SOUTH AMERICA — 3.1%
Brazil — 2.6%
BK Brasil Operacao e Assessoria a Restaurantes SA	242,135	1,197,577
Rumo SA**	355,272	2,100,021
Sul America SA	274,035	3,147,978

		6,445,576

Uruguay — 0.5%
Arcos Dorados Holdings, Inc. — A	163,253	1,097,060

Total SOUTH AMERICA		7,542,636

	Number of Shares	Value (Note A)
MIDDLE EAST — 1.8%
Israel — 1.0%
Nice, Ltd. — SP ADR**	16,141	$2,321,076
United Arab Emirates — 0.8%
Network International Holdings PLC1**	313,879	2,064,714

Total MIDDLE EAST		4,385,790

CENTRAL AMERICA — 1.0%
Panama — 1.0%
Copa Holdings SA — A	24,171	2,386,886

Total CENTRAL AMERICA		2,386,886

AFRICA — 0.8%
South Africa — 0.8%
Clicks Group, Ltd.	149,014	2,115,320

Total AFRICA		2,115,320

Total EQUITY SECURITIES (Cost $206,715,262)		233,515,226

TOTAL INVESTMENTS (COST $206,715,262)	95.1%	$233,515,226
Other Assets In Excess Of Liabilities	4.9%	12,069,616

Net Assets	100.0%	$245,584,842

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At September 30, 2019, these securities amounted to $20,745,127 or 8.4% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Micro Cap Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 97.1%
HEALTH CARE — 30.2%
Biotechnology — 14.1%
Allakos, Inc.**	22,589	$1,776,173
Argenx SE — ADR**	31,168	3,551,905
Castle Biosciences, Inc.**	62,812	1,136,269
Cytokinetics, Inc.**	338,700	3,854,406
Global Blood Therapeutics, Inc.**	27,693	1,343,664
Kura Oncology, Inc.**	91,819	1,392,894
Merus NV**	61,291	1,092,206
Mirati Therapeutics, Inc.**	28,141	2,192,465
Natera, Inc.**	125,191	4,106,265
Orchard Therapeutics PLC — ADR**	143,406	1,703,663
Principia Biopharma, Inc.**	39,061	1,103,083
Ra Pharmaceuticals, Inc.**	62,528	1,478,787
SpringWorks Therapeutics, Inc.**	55,126	1,195,132
Sutro Biopharma, Inc.**	39,469	358,773
Turning Point Therapeutics, Inc.**	32,406	1,218,466
Twist Bioscience Corp.**	80,032	1,911,164
Veracyte, Inc.**	68,966	1,655,184
Vericel Corp.**	160,398	2,428,426
Y-mAbs Therapeutics, Inc.**	41,273	1,075,574

		34,574,499

Health Care Equipment & Supplies — 6.4%
Alphatec Holdings, Inc.**	240,077	1,205,186
BioLife Solutions, Inc.**	102,009	1,695,900
iRhythm Technologies, Inc.**	12,666	938,677
OrthoPediatrics Corp.**	106,322	3,748,914
SI-BONE, Inc.**	111,586	1,971,725
Tactile Systems Technology, Inc.**	23,525	995,578
Tandem Diabetes Care, Inc.**	62,552	3,689,317
Vapotherm, Inc.**	58,166	550,832
Zynex, Inc.	86,686	824,384

		15,620,513

Pharmaceuticals — 4.4%
MyoKardia, Inc.**	81,671	4,259,143
Odonate Therapeutics, Inc.**	79,025	2,057,021
Reata Pharmaceuticals, Inc. — A**	33,772	2,711,554
Tricida, Inc.**	58,252	1,798,239

		10,825,957

Health Care Technology — 3.2%
Inspire Medical Systems, Inc.**	88,194	5,381,598
Phreesia, Inc.**	68,323	1,656,149
Tabula Rasa HealthCare, Inc.**	13,198	725,098

		7,762,845

Health Care Providers & Services — 1.1%
PetIQ, Inc.**	65,086	1,774,244
R1 RCM, Inc.**	117,910	1,052,936

		2,827,180

	Number of Shares	Value (Note A)
Life Sciences Tools & Services — 1.0%
Fluidigm Corp.**	252,356	$1,168,408
NeoGenomics, Inc.**	72,039	1,377,386

		2,545,794

Total HEALTH CARE		74,156,788

INFORMATION TECHNOLOGY — 17.9%
Software — 7.3%
Alteryx, Inc. — A**	11,788	1,266,385
Digital Turbine, Inc.**	201,893	1,301,200
Everbridge, Inc.**	22,552	1,391,684
Five9, Inc.**	32,487	1,745,851
Mimecast, Ltd.**	16,727	596,652
Ping Identity Holding Corp.**	73,446	1,266,943
PROS Holdings, Inc.**	38,147	2,273,561
Smartsheet, Inc. — A**	9,663	348,158
SVMK, Inc.**	151,105	2,583,896
Telaria, Inc.**	388,018	2,681,204
Tufin Software Technologies, Ltd.**	71,697	1,180,133
Upland Software, Inc.**	32,985	1,149,857

		17,785,524

Information Technology Services — 5.8%
Endava PLC — SP ADR**	121,335	4,592,530
Fastly, Inc. — A**	36,379	873,096
I3 Verticals, Inc. — A**	134,299	2,702,096
Perficient, Inc.**	92,852	3,582,230
Repay Holdings Corp.**	182,665	2,434,924

		14,184,876

Semiconductors & Semiconductor Equipment — 4.5%
Adesto Technologies Corp.**	149,032	1,275,714
FormFactor, Inc.**	51,419	958,707
Ichor Holdings, Ltd.**	48,001	1,160,664
Impinj, Inc.**	52,679	1,624,094
Inphi Corp.**	82,102	5,012,327
SMART Global Holdings, Inc.**	36,394	927,319

		10,958,825

Electronic Equipment, Instruments & Components — 0.3%
FARO Technologies, Inc.**	17,546	848,349

Total INFORMATION TECHNOLOGY		43,777,574

CONSUMER DISCRETIONARY — 16.3%
Household Durables — 6.4%
Century Communities, Inc.**	92,838	2,843,628
Installed Building Products, Inc.**	37,863	2,171,064
LGI Homes, Inc.**	49,614	4,133,838
Skyline Champion Corp.**	159,186	4,789,907
The Lovesac Co.**	102,350	1,910,875

		15,849,312

Specialty Retail — 3.3%
Boot Barn Holdings, Inc.**	120,397	4,201,855
Conn’s, Inc.**	50,141	1,246,505
Sonic Automotive, Inc. — A	81,768	2,568,333

		8,016,693

Hotels, Restaurants & Leisure — 2.8%
Century Casinos, Inc.**	163,474	1,263,654

Driehaus Micro Cap Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
Lindblad Expeditions Holdings, Inc.**	128,998	$2,162,006
Papa John’s International, Inc.	36,120	1,890,882
Wingstop, Inc.	17,214	1,502,438

		6,818,980

Internet & Catalog Retail — 1.2%
The Rubicon Project, Inc.**	341,005	2,970,154
Distributors — 1.0%
Funko, Inc. — A**	117,901	2,425,813
Diversified Consumer Services — 1.0%
OneSpaWorld Holdings, Ltd.**	156,035	2,423,224
Auto Components — 0.6%
Stoneridge, Inc.**	45,302	1,403,003

Total CONSUMER DISCRETIONARY		39,907,179

INDUSTRIALS — 13.8%
Aerospace & Defense — 2.5%
Kratos Defense & Security Solutions, Inc.**	95,272	1,771,583
Mercury Systems, Inc.**	40,927	3,322,045
Vectrus, Inc.**	24,455	994,096

		6,087,724

Machinery — 2.3%
Columbus McKinnon Corp.	39,148	1,426,162
Douglas Dynamics, Inc.	31,800	1,417,326
Federal Signal Corp.	45,895	1,502,602
Kornit Digital, Ltd.**	44,284	1,363,062

		5,709,152

Commercial Services & Supplies — 2.0%
Casella Waste Systems, Inc. — A**	35,119	1,508,010
Knoll, Inc.	133,879	3,393,833

		4,901,843

Road & Rail — 1.6%
Heartland Express, Inc.	57,132	1,228,909
Saia, Inc.**	28,483	2,668,857

		3,897,766

Trading Companies & Distributors — 1.5%
GMS, Inc.**	74,094	2,127,980
Herc Holdings, Inc.**	33,095	1,539,248

		3,667,228

Professional Services — 1.3%
ICF International, Inc.	15,731	1,328,798
Willdan Group, Inc.**	53,309	1,870,080

		3,198,878

Construction & Engineering — 1.0%
Arcosa, Inc.	72,129	2,467,533
Building Products — 0.6%
PGT Innovations, Inc.**	86,477	1,493,458
Electrical Equipment — 0.5%
Sunrun, Inc.**	75,268	1,257,352

	Number of Shares	Value (Note A)
Airlines — 0.5%
Controladora Vuela Cia de Aviacion SAB de CV — ADR**	111,833	$1,119,448

Total INDUSTRIALS		33,800,382

FINANCIALS — 8.9%
Insurance — 6.7%
eHealth, Inc.**	45,327	3,027,390
Goosehead Insurance, Inc. — A	62,454	3,082,105
James River Group Holdings, Ltd.	41,351	2,118,825
Kinsale Capital Group, Inc.	41,768	4,315,052
Palomar Holdings, Inc.**	98,585	3,886,221

		16,429,593

Thrifts & Mortgage Finance — 1.2%
Meta Financial Group, Inc.	90,344	2,946,118
Commercial Banks — 1.0%
OFG Bancorp	107,814	2,361,127

Total FINANCIALS		21,736,838

COMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 1.2%
Bandwidth, Inc. — A**	46,018	2,996,232
Media — 1.1%
Cardlytics, Inc.**	82,386	2,761,579
Interactive Media & Services — 0.7%
EverQuote, Inc. — A**	79,224	1,690,640

Total COMMUNICATION SERVICES		7,448,451

MATERIALS — 2.5%
Metals & Mining — 2.0%
Constellium SE**	189,190	2,404,605
Mayville Engineering Co., Inc.**	70,696	932,480
SSR Mining, Inc.**	115,652	1,679,267

		5,016,352

Construction Materials — 0.5%
US Concrete, Inc.**	22,036	1,218,150

Total MATERIALS		6,234,502

CONSUMER STAPLES — 2.5%
Personal Products — 1.8%
elf Beauty, Inc.**	255,363	4,471,406
Food Products — 0.7%
Freshpet, Inc.**	34,415	1,712,835

Total CONSUMER STAPLES		6,184,241

REAL ESTATE — 1.2%
Real Estate Investment Trust — 0.8%
NexPoint Residential Trust, Inc.	41,931	1,960,694
Real Estate Management & Development — 0.4%
Redfin Corp.**	61,935	1,042,985

Total REAL ESTATE		3,003,679

ENERGY — 0.8%
Energy Equipment & Services — 0.5%
DMC Global, Inc.	7,736	340,229

Driehaus Micro Cap Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
Dril-Quip, Inc.**	19,833	$995,220

		1,335,449

Oil, Gas & Consumable Fuels — 0.3%
Whiting Petroleum Corp.**	75,503	606,289

Total ENERGY		1,941,738

Total EQUITY SECURITIES (Cost $192,155,272)		238,191,372

TOTAL INVESTMENTS (COST $192,155,272)	97.1%	$238,191,372
Other Assets In Excess Of Liabilities	2.9%	7,065,192

Net Assets	100.0%	$245,256,564

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Small Cap Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 95.3%
INDUSTRIALS — 21.2%
Commercial Services & Supplies — 4.4%
Clean Harbors, Inc.**	21,147	$1,632,548
Herman Miller, Inc.	33,156	1,528,160
Knoll, Inc.	29,596	750,259
McGrath RentCorp	17,825	1,240,442
Tetra Tech, Inc.	17,008	1,475,614

		6,627,023

Building Products — 3.9%
Armstrong World Industries, Inc.	12,605	1,218,903
Gibraltar Industries, Inc.**	18,425	846,445
Trex Co., Inc.**	28,710	2,610,600
Universal Forest Products, Inc.	28,858	1,150,857

		5,826,805

Professional Services — 3.2%
Exponent, Inc.	19,117	1,336,278
FTI Consulting, Inc.**	25,163	2,667,026
TriNet Group, Inc.**	12,601	783,656

		4,786,960

Machinery — 2.3%
Albany International, Corp. — A	10,083	909,083
RBC Bearings, Inc.**	4,769	791,225
SPX Corp.**	18,568	742,906
Welbilt, Inc.**	56,911	959,519

		3,402,733

Aerospace & Defense — 2.0%
Kratos Defense & Security
Solutions, Inc.**	62,085	1,154,471
Mercury Systems, Inc.**	22,771	1,848,322

		3,002,793

Construction & Engineering — 1.6%
Arcosa, Inc.	46,887	1,604,004
WillScot Corp.**	45,868	714,623

		2,318,627

Road & Rail — 1.5%
Saia, Inc.**	16,798	1,573,973
Schneider National, Inc. — B	33,444	726,404

		2,300,377

Trading Companies & Distributors — 1.4%
Herc Holdings, Inc.**	19,946	927,688
SiteOne Landscape Supply, Inc.**	16,428	1,216,001

		2,143,689

Electrical Equipment — 0.9%
Generac Holdings, Inc.**	17,162	1,344,471

Total INDUSTRIALS		31,753,478

HEALTH CARE — 20.4%
Biotechnology — 10.4%
Allakos, Inc.**	17,758	1,396,311
Apellis Pharmaceuticals, Inc.**	39,592	953,771
Argenx SE — ADR**	19,546	2,227,462

	Number of Shares	Value (Note A)
Ascendis Pharma AS — ADR**	14,284	$1,375,835
Blueprint Medicines Corp.**	13,538	994,637
Cytokinetics, Inc.**	85,533	973,366
G1 Therapeutics, Inc.**	20,786	473,505
Global Blood Therapeutics, Inc.**	15,923	772,584
Mirati Therapeutics, Inc.**	14,675	1,143,329
Orchard Therapeutics PLC — ADR**	73,858	877,433
Repligen Corp.**	15,633	1,198,895
SpringWorks Therapeutics, Inc.**	33,117	717,977
The Medicines Co.**	13,837	691,850
Turning Point Therapeutics, Inc.**	19,404	729,590
Vericel Corp.**	65,516	991,912

		15,518,457

Health Care Technology — 3.3%
HMS Holdings Corp.**	33,513	1,155,026
Inspire Medical Systems, Inc.**	47,196	2,879,900
Teladoc Health, Inc.**	14,252	965,145

		5,000,071

Health Care Equipment & Supplies — 3.0%
Glaukos Corp.**	19,696	1,231,197
SI-BONE, Inc.**	72,665	1,283,991
Tactile Systems Technology, Inc.**	13,831	585,328
Tandem Diabetes Care, Inc.**	22,763	1,342,562

		4,443,078

Pharmaceuticals — 2.7%
MyoKardia, Inc.**	51,714	2,696,885
Reata Pharmaceuticals, Inc. — A**	15,754	1,264,889

		3,961,774

Life Sciences Tools & Services — 0.6%
10X Genomics, Inc. — A**	3,538	178,315
NeoGenomics, Inc.**	38,222	730,805

		909,120

Health Care Providers & Services — 0.4%
Guardant Health, Inc.**	10,332	659,492

Total HEALTH CARE		30,491,992

CONSUMER DISCRETIONARY — 19.0%
Household Durables — 7.0%
LGI Homes, Inc.**	30,548	2,545,259
MDC Holdings, Inc.	34,387	1,482,080
Roku, Inc.**	5,248	534,036
Skyline Champion Corp.**	77,069	2,319,006
Tempur-Sealy International, Inc.**	20,178	1,557,742
TopBuild Corp.**	21,112	2,035,830

		10,473,953

Specialty Retail — 4.7%
Boot Barn Holdings, Inc.**	56,178	1,960,612
Carvana Co.**	16,486	1,088,076
Floor & Decor Holdings, Inc. — A**	22,897	1,171,182

Driehaus Small Cap Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
Lithia Motors, Inc. — A	15,213	$2,013,897
Urban Outfitters, Inc.**	26,796	752,700

		6,986,467

Leisure Equipment & Products — 1.8%
Callaway Golf Co.	72,597	1,409,108
YETI Holdings, Inc.**	45,385	1,270,780

		2,679,888

Hotels, Restaurants & Leisure — 1.5%
Papa John’s International, Inc.	27,572	1,443,394
Wingstop, Inc.	9,617	839,372

		2,282,766

Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc.**	69,252	1,922,435
Auto Components — 1.1%
Visteon Corp.**	19,998	1,650,635
Diversified Consumer Services — 0.8%
WW International, Inc.**	32,183	1,217,161
Distributors — 0.8%
Pool Corp.	5,815	1,172,885

Total CONSUMER DISCRETIONARY		28,386,190

INFORMATION TECHNOLOGY — 18.0%
Information Technology Services — 5.6%
Endava PLC — SP ADR**	59,469	2,250,902
EPAM Systems, Inc.**	5,169	942,412
EVERTEC, Inc.	49,420	1,542,892
Evo Payments, Inc. — A**	24,641	692,905
KBR, Inc.	65,339	1,603,419
Perficient, Inc.**	36,336	1,401,843

		8,434,373

Software — 5.5%
Alteryx, Inc. — A**	8,568	920,460
Coupa Software, Inc.**	6,958	901,548
Elastic NV**	10,611	873,710
Five9, Inc.**	17,111	919,545
Globant SA**	10,719	981,646
Paylocity Holding Corp.**	8,958	874,122
Ping Identity Holding Corp.**	44,941	775,232
Q2 Holdings, Inc.**	13,742	1,083,832
RingCentral, Inc. — A**	6,918	869,316

		8,199,411

Semiconductors & Semiconductor Equipment — 5.2%
Advanced Energy Industries, Inc.**	21,008	1,206,069
Enphase Energy, Inc.**	20,735	460,939
Inphi Corp.**	46,644	2,847,616
Power Integrations, Inc.	17,990	1,626,836
SolarEdge Technologies, Inc.**	18,642	1,560,708

		7,702,168

Electronic Equipment, Instruments & Components — 1.7%
Itron, Inc.**	23,810	1,760,988

	Number of Shares	Value (Note A)
Knowles Corp.**	36,879	$750,119

		2,511,107

Total INFORMATION TECHNOLOGY		26,847,059

FINANCIALS — 5.1%
Insurance — 2.6%
eHealth, Inc.**	21,469	1,433,914
Kinsale Capital Group, Inc.	24,128	2,492,664

		3,926,578

Commercial Banks — 1.4%
First BanCorp	104,445	1,042,361
Triumph Bancorp, Inc.**	33,412	1,065,509

		2,107,870

Capital Markets — 1.1%
Hamilton Lane, Inc. — A	28,653	1,632,075

Total FINANCIALS		7,666,523

REAL ESTATE — 4.7%
Real Estate Investment Trust — 4.7%
Americold Realty Trust	54,075	2,004,560
National Storage Affiliates Trust	43,786	1,461,139
Rexford Industrial Realty, Inc.	41,163	1,811,995
Ryman Hospitality Properties, Inc.	20,292	1,660,088

Total REAL ESTATE		6,937,782

CONSUMER STAPLES — 3.8%
Food Products — 2.0%
Freshpet, Inc.**	31,485	1,567,008
The Simply Good Foods Co.**	50,338	1,459,299

		3,026,307

Personal Products — 1.2%
elf Beauty, Inc.**	104,266	1,825,698
Food & Staples Retailing — 0.6%
Grocery Outlet Holding, Corp.**	26,453	917,390

Total CONSUMER STAPLES		5,769,395

MATERIALS — 1.6%
Metals & Mining — 1.6%
Constellium SE**	82,413	1,047,469
Gold Fields, Ltd. — ADR	271,750	1,337,010

Total MATERIALS		2,384,479

ENERGY — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
Parsley Energy, Inc. — A	33,721	566,513
WPX Energy, Inc.**	56,817	601,692

Total ENERGY		1,168,205

COMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.7%
Bandwidth, Inc. — A**	16,943	1,103,159

Total COMMUNICATION SERVICES		1,103,159

Total EQUITY SECURITIES (Cost $124,511,125)		142,508,262

Driehaus Small Cap Growth Fund

Schedule of Investments

September 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
TOTAL INVESTMENTS (COST $124,511,125)	95.3%	$142,508,262
Other Assets In Excess Of Liabilities	4.7%	6,975,503

Net Assets	100.0%	$149,483,765

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

A. Portfolio Valuation:

Equity securities and exchange-traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2019 is as follows:

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
Fund	2019	Price	Inputs	Inputs
Driehaus Emerging Markets Growth Fund
Equity Securities:
Africa	$69,034,881	$69,034,881	$—	$—
Central America	12,084,630	12,084,630	—	—
Europe	212,916,517	210,203,291	2,713,226	—
Far East	1,003,331,980	1,003,331,980	—	—
Middle East	21,591,617	21,591,617	—	—
North America	55,971,618	55,971,618	—	—
South America	174,086,998	174,086,998	—	—

Total Assets	$1,549,018,241	$1,546,305,015	$2,713,226	$—

Driehaus Emerging Markets Small Cap Growth Fund
Equity Securities:
Africa	$1,167,997	$1,167,997	$—	$—
Central America	581,934	581,934	—	—
Europe	5,082,532	4,545,961	536,571	—
Far East	34,437,082	32,499,369	1,937,713	—
Middle East	2,921,783	2,921,783	—	—
North America	1,776,374	1,776,374	—	—
South America	6,639,121	6,639,121	—	—

Total Assets	$52,606,823	$50,132,539	$2,474,284	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$233,515,226	$233,515,226	$—	$—

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

Driehaus Micro Cap Growth Fund
Investments in Securities*	$238,191,372	$238,191,372	$—	$—

Driehaus Small Cap Growth Fund
Investments in Securities*	$142,508,262	$142,508,262	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Foreign Currency Spot Contracts

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On September 30, 2019, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates.

C. Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement. As of September 30, 2019, the Funds had no outstanding equity certificates.

D. Federal Income Taxes

At September 30, 2019, the federal income tax basis and unrealized appreciation (depreciation) for all investments were as follows:

		Gross	Gross	Net Appreciation/
Fund	Basis	Appreciation	Depreciation	(Depreciation)
Driehaus Emerging Markets Growth Fund	$1,278,831,191	$ 315,539,324	$ (45,352,274)	$ 270,187,050
Driehaus Emerging Markets Small Cap Growth Fund	48,101,745	6,068,348	(1,563,270)	4,505,078
Driehaus International Small Cap Growth Fund	207,174,901	35,468,468	(9,128,143)	26,340,325
Driehaus Micro Cap Growth Fund	195,827,747	51,443,262	(9,079,637)	42,363,625
Driehaus Small Cap Growth Fund	126,089,231	20,703,676	(4,284,645)	16,419,031